Segment Financial Information - Segment Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066.0	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Operating income (loss):
Operating income (loss)	57.7	59.7	63.7	70.9	72.0	65.3	63.9	64.7	252.0	265.9	185.4
Capital expenditures:
Capital expenditures									51.8	42.5	41.6
Depreciation and amortization:
Depreciation and amortization									125.9	120.9	116.5
Total assets	5,402.0				5,189.7				5,402.0	5,189.7
North American Lab [Member]
Net sales:
Net sales									2,388.2	2,377.7	2,081.0
Operating income (loss):
Operating income (loss)									119.1	141.1	122.3
Capital expenditures:
Capital expenditures									39.3	29.4	32.2
Depreciation and amortization:
Depreciation and amortization									70.8	64.7	63.9
Total assets	2,941.8				2,826.2				2,941.8	2,826.2
European Lab [Member]
Net sales:
Net sales									1,637.4	1,663.4	1,430.0
Operating income (loss):
Operating income (loss)									135.8	141.3	111.7
Capital expenditures:
Capital expenditures									11.6	11.6	7.8
Depreciation and amortization:
Depreciation and amortization									46.5	47.8	44.7
Total assets	2,304.2				2,184.7				2,304.2	2,184.7
Science Education [Member]
Net sales:
Net sales									103.8	120.0	127.7
Operating income (loss):
Operating income (loss)									(2.9)	(16.5)	(48.6)
Capital expenditures:
Capital expenditures									0.9	1.5	1.6
Depreciation and amortization:
Depreciation and amortization									8.6	8.4	7.9
Total assets	$ 156.0				$ 178.8				$ 156.0	$ 178.8